Inventories	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventories

7. INVENTORIES

As of June 30, 2019 and December 31, 2018, inventories consist of:

	June 30,	December 31,
	2019	2018
	(Unaudited)
Raw materials	$3,488	$3,482
Finished goods	494,027	628,439
Cost of projects	75,939	152,131
	$573,454	$784,052
Allowance for slow-moving or obsolete inventories	(90,796)	(90,375)
Inventories, net	$482,658	$693,677

For the first six months ended June 30, 2019 and 2018, impairments for obsolete inventories were approximately $0 and $33,000, respectively. Impairment charges on inventories are included with general and administrative expenses.